Consolidated Statements of Income or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue
Vessel revenue	$ 585,047	$ 512,732	$ 522,747
Operating expenses
Vessel operating costs	(280,460)	(231,227)	(187,120)
Voyage expenses	(5,146)	(7,733)	(1,578)
Charterhire	(59,632)	(75,750)	(78,862)
Depreciation	(176,723)	(141,418)	(121,461)
General and administrative expenses	(52,272)	(47,511)	(54,899)
Loss on sales of vessels, net	0	(23,345)	(2,078)
Merger transaction related costs	(272)	(36,114)	0
Bargain purchase gain	0	5,417	0
Total operating expenses	(574,505)	(557,681)	(445,998)
Operating income / (loss)	10,542	(44,949)	76,749
Other (expense) and income, net
Financial expenses	(186,628)	(116,240)	(104,048)
Loss on exchange of convertible notes	(17,838)	0	0
Realized loss on derivative financial instruments	0	(116)	0
Unrealized gain on derivative financial instruments	0	0	1,371
Financial income	4,458	1,538	1,213
Other expenses, net	(605)	1,527	(188)
Total other expense, net	(200,613)	(113,291)	(101,652)
Net loss	(190,071)	(158,240)	(24,903)
Attributable to:
Equity holders of the parent	$ (190,071)	$ (158,240)	$ (24,903)
Loss per share
Basic (in USD per share)	$ (5.46)	$ (7.35)	$ (1.55)
Diluted (in USD per share)	$ (5.46)	$ (7.35)	$ (1.55)
Basic weighted average shares outstanding (in shares)	34,824,311	21,533,340	16,111,865
Diluted weighted average shares outstanding (in shares)	34,824,311	21,533,340	16,111,865